Related Parties - Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Foundry Revenue	$ 47,161	$ 42,535	$ 35,268
Joyn [Member]
Related Party Transaction [Line Items]
Foundry Revenue	5,254	7,273	9,349
Motif [Member]
Related Party Transaction [Line Items]
Foundry Revenue	20,224	20,798	18,986
Genomatica [Member]
Related Party Transaction [Line Items]
Foundry Revenue	12,868	9,431	6,248
Allonnia [Member]
Related Party Transaction [Line Items]
Foundry Revenue	5,126	4,960
Arcaea [Member]
Related Party Transaction [Line Items]
Foundry Revenue	3,676
Ayana [Member]
Related Party Transaction [Line Items]
Foundry Revenue	$ 13	$ 73	$ 685